Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Finance Cost [abstract]
Average principle outstanding during period	$ 1,005,222	$ 970,750
Average effective interest rate during period	3.57%	2.57%
Total interest expense incurred during period	$ 35,839	$ 24,993
Costs related to undrawn credit facilities	3,707	3,839
Letter of guarantee	1,641	1,567
Total finance costs	$ 41,187	$ 30,399